SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue recognition:
Net revenues	$ 7,468,610	$ 5,277,169	$ 3,476,495
Recognized at a point in time | CSI Solar Segment
Revenue recognition:
Net revenues	6,173,338	3,881,573	2,704,332
Recognized at a point in time | Global Energy Segment
Revenue recognition:
Net revenues	763,698	1,068,179	687,759
Recognized over time | CSI Solar Segment
Revenue recognition:
Net revenues	473,747	271,513	45,996
Recognized over time | Global Energy Segment
Revenue recognition:
Net revenues	$ 57,827	$ 55,904	$ 38,408